Business Combinations - Hempco Food and Fiber Inc. (Details)						1 Months Ended	2 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended
	Jun. 30, 2019 CAD ($)	Nov. 22, 2018 CAD ($)	May 07, 2018 CAD ($) founder shares	Mar. 22, 2018 CAD ($) shares	Nov. 14, 2017 CAD ($) shares	Aug. 31, 2019	May 07, 2018 CAD ($)	Nov. 13, 2017 CAD ($)	Jun. 30, 2018 CAD ($)	Jun. 30, 2019 CAD ($)	Jun. 30, 2018 CAD ($)	Jun. 30, 2017 CAD ($)
Disclosure of detailed information about business combination [line items]
Loan settlement	$ 6,043,000								$ 3,017,000	$ 6,043,000	$ 3,017,000
Equity	$ 4,390,047,000								$ 1,552,926,000	$ 4,390,047,000	1,552,926,000	$ 218,933,000
Change in ownership interests in subsidiaries											$ (120,721,000)
Goodwill		$ (35,658,000)
Hempco
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			52.30%	35.12%	2230.00%		52.30%
Number of units acquired (in shares) | shares					10,558,676
Par value per unit (in CAD per share)					$ 0.3075
Proceeds from issuing other equity instruments					$ 3,200,000
Number of common shares per unit (in shares) | shares					1
Number of warrants per unit (in shares) | shares					1
Exercise price of warrants (in CAD per share)				$ 0.41	$ 0.41
Exercise period of warrants					2 years
Loan settlement					$ 2,301,000
Number of shares under call option agreement with majority owners (in shares) | shares			10,754,942		10,754,942
Number of share purchase warrants exercised (in shares) | shares				10,558,676
Exercise cost of warrants				$ 4,300,000
Number of founders holding call options to be exercised | founder			2
Exercise price of call options (in CAD per share)			$ 0.40				$ 0.40
Exercise cost of call options			4,300,000
Proportion of potential ownership interest in associate	51.39%								52.33%	51.39%	52.33%
Change in ownership interests in subsidiaries							2,400,000
Goodwill											$ 0
Revenue of combined entity as if combination occurred at beginning of period									$ 1,600,000
Loss of combined entity as if combination occurred at beginning of period									7,200,000
Revenue of acquiree prior to acquisition date								$ 300,000
Profit (loss) of acquiree prior to acquisition date								$ (300,000)
Proportion of ownership interest	51.00%
Purchase of Additional Ownership Interest in Subsidiary | Hempco
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest						100.00%
Non-Controlling Interests
Disclosure of detailed information about business combination [line items]
Equity	$ 4,410,000								$ 4,562,000	$ 4,410,000	4,562,000	$ 0
Change in ownership interests in subsidiaries										$ 1,081,000	$ (35,002,000)
Non-Controlling Interests | Hempco
Disclosure of detailed information about business combination [line items]
Equity			$ 1,900,000				$ 1,900,000